Pursuant to Rule 497(e)
                                                       Registration No. 33-25747
================================================================================
  TAX EXEMPT PROCEEDS
  FUND, INC.                                          600 Fifth Avenue
                                                       New York, NY  10020
                                                      (212) 830-5345
                                                      (800) 433-1918 (Toll Free)
================================================================================

                         SUPPLEMENT DATED JUNE 30, 2004
                    TO THE PROSPECTUS DATED OCTOBER 28, 2003

Effective July 30, 2004, the time at which the Tax Exempt Proceeds Fund, Inc. calculates its net asset value is changed from 12 noon, Eastern time to 4:00 p.m., Eastern time. Accordingly, the following changes to the Fund's prospectus are effective on July 30, 2004:

On pages 7, 8, 9 and 11 under the headings "Pricing of Fund Shares," "Purchase of Fund Shares," "Direct Purchases - Bank Wire," "Redemption of Shares" and "Redemption of Shares - Telephone" the references to "12 noon" are replaced with "4:00 p.m."


================================================================================
TEP 06/04 sup

                                                         Pursuant to Rule 497(e)
                                                       Registration No. 33-25747
================================================================================
  TAX EXEMPT PROCEEDS
  FUND, INC.                                          600 Fifth Avenue
                                                       New York, NY  10020
                                                      (212) 830-5345
                                                      (800) 433-1918 (Toll Free)
================================================================================


                         SUPPLEMENT DATED JUNE 30, 2004
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED OCTOBER 28, 2003


Effective July 30, 2004, the time at which the Tax Exempt Proceeds Fund, Inc. calculates its net asset value is changed from 12 noon, Eastern time to 4:00 p.m., Eastern time. Accordingly, effective July 30, 2004, on page 16, under the heading "Net Asset Value," the reference to "12 noon" is replaced with "4:00 p.m."





================================================================================
TEP 06/04 SAI SUP